Shareholders' Equity - Changes in AOCI Attributable to Stockholders (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OCI before reclassifications	$ (452)	$ 226	$ 41
Amounts reclassified from AOCI	8	(14)	80
Impact of ST-Ericsson deconsolidation		60
OCI Balance	(444)	272	121
Cumulative tax impact	15	(24)	3
OCI Balance, net of tax	(429)	248	124
Balance	580	1,024	752	631
Cumulative tax impact	33	18	42	39
Balance, net of tax	613	1,042	794	670
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
OCI before reclassifications	(116)	40	28
Amounts reclassified from AOCI	2	(28)	62
OCI Balance	(114)	12	90
Cumulative tax impact	5	(3)	(11)
OCI Balance, net of tax	(109)	9	79
Balance	(76)	38	26	(64)
Cumulative tax impact		(5)	(2)	9
Balance, net of tax	(76)	33	24	(55)
Available-For-Sale Securities [Member]
OCI before reclassifications	1	2	6
OCI Balance	1	2	6
Cumulative tax impact		3
OCI Balance, net of tax	1	5	6
Balance	2	1	(1)	(7)
Cumulative tax impact			(3)	(3)
Balance, net of tax	2	1	(4)	(10)
Accumulated Defined Benefit Plan Items [Member]
OCI before reclassifications	(65)	80	(57)
Amounts reclassified from AOCI	6	14	18
Impact of ST-Ericsson deconsolidation		11
OCI Balance	(59)	105	(39)
Cumulative tax impact	10	(24)	14
OCI Balance, net of tax	(49)	81	(25)
Balance	(159)	(100)	(205)	(166)
Cumulative tax impact	33	23	47	33
Balance, net of tax	(126)	(77)	(158)	(133)
Foreign Currency Translation Adjustments ("CTA") [Member]
OCI before reclassifications	(272)	104	64
Impact of ST-Ericsson deconsolidation		49
OCI Balance	(272)	153	64
OCI Balance, net of tax	(272)	153	64
Balance	813	1,085	932	868
Balance, net of tax	$ 813	$ 1,085	$ 932	$ 868